Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Beginning Balance	$ 1,543,179	$ 518,344
Disposal of GP Net	(1,787)
Currency translation adjustments	(2,520)	257
Ending Balance	1,547,397	1,543,179
NetSpend Holdings Inc
Goodwill [Line Items]
Purchase price allocation	8,525	1,024,434
ProPay
Goodwill [Line Items]
Purchase price allocation		144
North America Services
Goodwill [Line Items]
Beginning Balance	70,796		70,796
Disposal of GP Net	(182)
Ending Balance	70,614		70,796
International Services
Goodwill [Line Items]
Beginning Balance	34,201	33,944
Disposal of GP Net	(1,605)
Currency translation adjustments	(2,520)	257
Ending Balance	30,076	34,201
Merchant Services
Goodwill [Line Items]
Beginning Balance			413,604
Ending Balance	413,748	413,748	413,604
Merchant Services | ProPay
Goodwill [Line Items]
Purchase price allocation		144
NetSpend
Goodwill [Line Items]
Ending Balance	1,032,959	1,024,434
NetSpend | NetSpend Holdings Inc
Goodwill [Line Items]
Purchase price allocation	$ 8,525	$ 1,024,434